Directors’ Emoluments and Key Management Personnel Remuneration (Tables)	12 Months Ended
Dec. 31, 2023
Employee Emoluments And Remuneration [Abstract]
Schedule of emoluments and remuneration
Directors’ Emoluments:

	December 31,
	2023	2022	2021
	£’000	£’000	£’000
Directors’ emoluments	1,607	3,010	1,537
Contributions to defined contribution pension schemes	3	3	2
Total emoluments	1,610	3,013	1,539
In Respect of the Highest Paid Director:

	December 31,
	2023	2022	2021
	£’000	£’000	£’000
Short term employee benefits	620	542	491
Contributions to defined contribution pension schemes	1	1	1
	621	543	492
The remuneration of key management personnel during the year (including remuneration relating to executive directors) was as follows:

	December 31,
	2023	2022	2021
	£’000	£’000	£’000
Short term employee benefits	2,409	1,954	1,438
Share based payments	8,165	7,895	3,248
Contributions to defined contribution pension schemes	38	24	15
Compensation for loss of office	360	—	—
	10,972	9,873	4,701